CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 671,350,459	$ 103,184,676	¥ 529,518,517	$ 81,385,506	¥ 2,610,088,382	¥ 926,207,744
Restricted cash	612,121,936	94,081,419	257,059,302
Prepaid expenses and other current assets	1,505,857,012	231,445,985	727,787,345
Total current assets	3,364,457,249	517,107,611	1,941,705,244
Investments in subsidiaries and VIEs	10,800,000	1,659,930	0
Total assets	10,928,462,018	1,679,673,857	8,160,959,100
Current liabilities:
Short-term debt due to third parties	2,557,445,857	393,072,231	926,219,333
Accrued expenses and other current liabilities	433,886,742	66,687,172	268,491,387
Income tax payable	18,180,848	2,794,345	5,436,989
Total current liabilities	3,727,594,291	572,920,753	1,396,109,166
Long-term debt	2,957,056,474	454,491,258	2,667,822,989
Total liabilities	6,721,915,249	1,033,139,457	4,169,829,559
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) and 138,890,287 (including 73,251,730 Class A and 65,638,557 Class B) shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively	878,663	135,048	878,463
Additional paid-in capital	4,489,246,326	689,984,527	4,474,702,198
Accumulated other comprehensive income	121,858,122	18,729,250	43,201,465
Accumulated deficit	(405,436,342)	(62,314,425)	(527,652,585)
Total shareholders' equity	4,206,546,769	646,534,400	3,991,129,541		3,948,073,278	2,366,391,673
Total liabilities and shareholders' equity	¥ 10,928,462,018	$ 1,679,673,857	¥ 8,160,959,100
Common shares, par value | $ / shares		$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	138,890,287	138,890,287	138,860,287	138,860,287
Common shares, shares outstanding	138,890,287	138,890,287	138,860,287	138,860,287
Class A Common Shares
Shareholders' equity:
Common shares, shares authorized	407,328,619	407,328,619	407,328,619	407,328,619
Common shares, shares issued	73,251,730	73,251,730	67,547,921	67,547,921
Common shares, shares outstanding	73,251,730	73,251,730	67,547,921	67,547,921
Class B Common Shares
Shareholders' equity:
Common shares, shares authorized	92,671,381	92,671,381	92,671,381	92,671,381
Common shares, shares issued	65,638,557	65,638,557	71,312,366	71,312,366
Common shares, shares outstanding	65,638,557	65,638,557	71,312,366	71,312,366
Parent company
Current assets:
Cash and cash equivalents	¥ 4,023	$ 618	¥ 4,271	$ 656	¥ 3,998,000	¥ 3,768,000
Restricted cash	0	0	10,733,202
Amounts due from subsidiaries	7,959,314,970	1,223,324,312	6,717,714,285
Prepaid expenses and other current assets	3,609,637	554,791	4,208,266
Total current assets	7,962,928,630	1,223,879,721	6,732,660,024
Investments in subsidiaries and VIEs	192,995,609	29,662,882	0
Total assets	8,155,924,239	1,253,542,603	6,732,660,024
Current liabilities:
Short-term debt due to third parties	1,292,029,030	198,581,226	0
Accrued expenses and other current liabilities	78,150,364	12,011,491	8,678,123
Income tax payable	16,773,553	2,578,048	4,169,661
Total current liabilities	1,386,952,947	213,170,765	12,847,784
Long-term debt	2,562,424,523	393,837,438	2,366,903,154
Deficits in subsidiaries and VIEs	0	0	361,779,545
Total liabilities	3,949,377,470	607,008,203	2,741,530,483
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) and 138,890,287 (including 73,251,730 Class A and 65,638,557 Class B) shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively	878,663	135,048	878,463
Additional paid-in capital	4,489,246,326	689,984,527	4,474,702,198
Accumulated other comprehensive income	121,858,122	18,729,250	43,201,465
Accumulated deficit	(405,436,342)	(62,314,425)	(527,652,585)
Total shareholders' equity	4,206,546,769	646,534,400	3,991,129,541
Total liabilities and shareholders' equity	¥ 8,155,924,239	$ 1,253,542,603	¥ 6,732,660,024
Common shares, par value | $ / shares		$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	138,890,287	138,890,287	138,860,287	138,860,287
Common shares, shares outstanding	138,890,287	138,890,287	138,860,287	138,860,287
Parent company | Class A Common Shares
Shareholders' equity:
Common shares, shares authorized	407,328,619	407,328,619	407,328,619	407,328,619
Common shares, shares issued	73,251,730	73,251,730	67,547,921	67,547,921
Common shares, shares outstanding	73,251,730	73,251,730	67,547,921	67,547,921
Parent company | Class B Common Shares
Shareholders' equity:
Common shares, shares authorized	92,671,381	92,671,381	92,671,381	92,671,381
Common shares, shares issued	65,638,557	65,638,557	71,312,366	71,312,366
Common shares, shares outstanding	65,638,557	65,638,557	71,312,366	71,312,366